COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future minimum payments to be made under noncancelable operating leases	At December 31, 2017, future minimum payments to be made under noncancelable operating leases were as follows (in millions):

2018	$11.8
2019	8.1
2020	4.4
2021	1.4
2022	1.5
Later years	9.6
$36.8